Discontinued Operations (Details) - Schedule of Discontinued Operations in the Consolidated Statements of Operations and Comprehensive Loss - CNY (¥) ¥ in Thousands		12 Months Ended
		Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022
Schedule Of Discontinued Operations In The Consolidated Statements Of Operations And Comprehensive Loss Abstract
Revenue*	[1]	¥ 276,454	¥ 351,624	¥ 274,674
Cost of revenue		(178,185)	(221,720)	(168,680)
Gross profit		98,269	129,904	105,994
Selling, general and administrative expenses		(92,809)	(104,302)	(81,077)
Other operating income		1,054	12,260	1,141
Impairment loss on goodwill**	[2]	(171,766)	(60,714)
Impairment loss on intangible assets***	[3]		(2,052)
Operating income/(loss)		(165,252)	(24,904)	26,058
Interest expense, net		(796)	(1,915)	(1,811)
Investment income		7,936	867	956
Other income/(expenses)		(1,597)	703	1,613
Income/(loss) before income taxes and share of equity in loss of unconsolidated affiliate		(159,709)	(25,249)	26,816
Income tax expense		(4,082)	(2,710)	(3,776)
Share of equity in loss of unconsolidated affiliate				(39,596)
Net loss from discontinued operations		(163,791)	(27,959)	(16,556)
Net cash provided by operating activities		103,235	51,315	51,529
Net cash (used in)/ provided by investing activities****	[4]	45,088	9,892	(48,607)
Net cash used in financing activities*****	[5]	¥ (120,221)	¥ (49,303)	¥ (22,152)

[1]	The revenue from discontinued operations primarily consists of tuition income from complementary training courses and consulting service income. Complementary training course fees The Group offered various types of after-school tutoring services, which primarily consist of after-school group class tutoring courses and personalized tutoring courses. The tutoring services were accounted for as a single performance obligation. Tutoring service fee was recognized proportionately as the tutoring sessions are delivered. The course fees were generally collected in advance and are initially recorded as contract liability. Tuition refunds were provided to students if they decide within the trial period that they no longer want to take the course. For certain courses, the Group also offered refunds for any unutilized classes for students who withdraw from the course. The Group determined the transaction price to be earned based on the tutoring services and the estimated refund liability. The refund liability was determined based on historical refund ratio on a portfolio basis using the expected value method. Consulting service income The Group offered career consulting services to candidates who intend to successfully obtain target job offer. Career consulting services were accounted for as a single performance obligation. The Group charged each candidate an up-front prepaid fee based on the scope of consulting services requested by the candidate. Portion of the prepaid services fee were refundable if the candidate does not successfully obtain target job offer. The Group determined the transaction price to be earned based on the consulting service fees and the estimated refund liability. The refund liability was determined based on historical refund ratio on a portfolio basis using the expected value method. The Group has not experienced significant refunds in the past or in the current year. The Group recognized revenue over the consulting service period.
[2]	For the year ended August 31, 2023, the Group performed impairment test of its goodwill. The Group has determined that based on the underperformance, the market conditions and other factors, it was more likely than not that there were indications of impairment for Chengdu Yinzhe and Leti reporting units. The Group utilized the discounted cash flow model to estimate the fair value of the reporting units and concluded the carrying amount of Chengdu Yinzhe and Leti reporting units exceeded their respective fair value. Accordingly, the Group recorded RMB 39,840 and RMB 20,874 as impairment loss on goodwill of Chengdu Yinzhe and Leti reporting units on the consolidated statement of operations for the year ended August 31, 2023, respectively. The key assumptions used in the annual goodwill impairment assessment for these reporting units were a discount rate of 18.0% (Chengdu Yinzhe); 25.0% (Leti); a terminal growth rate of 2.0% (Chengdu Yinzhe); 2.0% (Leti); and forecasts future revenues. During the year ended August 31, 2024, when the disposal business qualifies for held-for-sale classification, the Group performed impairment test of its goodwill. Based on the agreed consideration, it was more likely than not that there were indications of impairment for Linsititue, Chengdu Yinzhe and Elan reporting units. The Group utilized the implied consideration of 100% equity interest of these reporting units to estimate the fair value of the reporting units and concluded the carrying amount of Linsititue, Chengdu Yinzhe and Elan reporting units exceeded their respective fair value. Accordingly, the Group recorded RMB 31,382, RMB 101,640, and RMB38,744 as impairment loss on goodwill of Linsititue, Chengdu Yinzhe and Elan reporting units.
[3]	For the year ended August 31, 2023, the Group recorded RMB 2,052 impairment loss on definite lived intangible assets associated with Leti reporting unit.
[4]	There were amount of RMB 40,065 cash invested into and RMB 13,683 cash received from continuing operations during the years ended August 31, 2022 and 2023, respectively. The amount of RMB 76,491 cash was received from continuing operations for the year ended August 31, 2024.
[5]	There were amount of RMB 39,990 and RMB 17,275 cash received from continuing operations by the discontinued operations during the years ended August 31, 2022 and 2023, respectively. The amount of RMB 56,792 was repaid to continuing operations for the years ended August 2024.